Fair Value, Investments in Entities That Calculate Net Asset Value Per Share (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	$ 1,271	$ 1,434
Unfunded commitments	216	268
Offshore Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	379	352
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Daily - Annually
Redemption notice period	1 - 180 days	1 - 180 days
Funds of funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	1	1
Unfunded commitments	0	0
Redemption frequency	Quarterly	Quarterly
Redemption notice period	90 days	90 days
Hedge Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	2	22
Unfunded commitments	0	0
Redemption frequency	Daily - Annually	Daily - Annually
Redemption notice period	5 - 95 days	5 - 95 days
Private Equity Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	807	976
Unfunded commitments	195	240
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A
Venture Capital Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Fair value	82	83
Unfunded commitments	$ 21	$ 28
Redemption frequency	N/A	N/A
Redemption notice period	N/A	N/A